Finance income and cost (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 14)	$ 250,530	$ 191,967	$ 174,769
Interest on asset-backed trust notes	19,496	16,969	12,049
Cost of letter credit notes	6,744	5,477	4,131
Interest on debts and borrowings (1)	14,125	2,851	533
Other finance costs	1,497	1,153	584
Derivative financial instruments loss (Note 4)	896	579	161
Bank fees and others	351	347	308
Total finance costs	$ 293,639	$ 219,343	$ 192,535